Share Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Issues and Outsatnding
Issued and Outstanding

	2023		2022
December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital
Opening balance	123,739,020	$589,827	89,678,845	$375,524
Issued on Acquisition (Note 6)	-	-	34,013,055	213,942
Exercise of stock options	217,845	1,771	47,120	361
Closing balance	123,956,865	$591,598	123,739,020	$589,827